Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	99-1952207
Plan number	001
Total investments	$ 221,342,104
EBP, Asset Held for Investment	$ 224,989,102
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	$ 3,646,998
Investment, Identifier [Axis]: Collective Trust Funds, Core Plus Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,906,136
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2010 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	889,414
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2015 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,024,591
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2020 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,076,947
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2025 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,934,699
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2030 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,913,620
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2035 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,548,681
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2040 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,970,906
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2045 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,782,746
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2050 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,366,898
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2055 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,659,375
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2060 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,697,938
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2065 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	631,810
Investment, Identifier [Axis]: Collective Trust Funds, Retirement Balanced Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	668,094
Investment, Identifier [Axis]: Collective Trust Funds, Small/Mid Cap Core Equity Fund - Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,793,085
Investment, Identifier [Axis]: Common Stock, Everus
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,145,135
Investment, Identifier [Axis]: Common Stock, MDU Resources
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		$ 6,000,000.0
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contract, New York Life Anchor Account III
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,093,440
Investment, Identifier [Axis]: Mutual Funds, 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,110,075
Investment, Identifier [Axis]: Mutual Funds, Diversified Real Asset R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	55,569
Investment, Identifier [Axis]: Mutual Funds, EUPAC R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,456,595
Investment, Identifier [Axis]: Mutual Funds, Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,692,422
Investment, Identifier [Axis]: Mutual Funds, Inflation Protected Bond Instl Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	729,603
Investment, Identifier [Axis]: Mutual Funds, International Value I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,097,095
Investment, Identifier [Axis]: Mutual Funds, Large-Cap Growth Fund - I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	21,149,538
Investment, Identifier [Axis]: Mutual Funds, Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,116,981
Investment, Identifier [Axis]: Mutual Funds, U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,142,814
Investment, Identifier [Axis]: Mutual Funds, U.S. Equity Research Fund - I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 10,687,897